Contingent Liabilities, Commitments, and Other Financial Obligations	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Contingent Liabilities, Commitments, and Other Financial Obligations
34.	Contingent Liabilities, Commitments, and Other Financial Obligations

34.1.	Contingent liabilities
Within the course of its ordinary activities, the Group may be involved in legal disputes from time to time. Based on the assessment of the Management Board as well as legal counsel, there are no claims beyond the litigation risks reported in the provisions that may be significant with regard to the Company’s business and its financial position and performance.

34.2.	Commitments
As in the previous year, there are no commitments arising under guarantees.

34.3.	Other financial obligations
Other financial obligations as of December 31, 2022, are as follows:

December 31, 2022

€ thousand	up to 1 year	1 to 5 years	>5 years	Total
Incidental rental costs	381	2,438	2,480	5,299
Software and licenses	1,012	1,117	0	2,129
Other	262	0	0	262
Total	1,655	3,555	2,480	7,690
The significant amount in financial obligations from software and licenses includes an agreement for the use of SAP. The other obligations are primarily service contracts.
In addition, there are financial obligations from outstanding purchase orders for intangible assets and Property, plant and equipment in the following amounts:

€ thousand	December 31, 2022
Intangible assets	14
Property, plant and equipment	1,258
Total	1,272